Segmental Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Operating Segments	The information below includes information about the Group’s products and services, geographical areas, and major customers.

	2021	2021	2020	2019
	US$’000	S$’000	S$’000	S$’000
Revenue
Omnichannel CX solutions	256,404	346,582	283,427	217,349
Sales and digital marketing	84,870	114,718	66,235	46,839
Content monitoring and moderation	63,543	85,890	80,170	61,526
Other business process services and other services	5,924	8,008	4,891	4,551

	410,741	555,198	434,723	330,265

Summary of Geographical Areas
The Group presents revenue by geographical location based on which office delivers the service, irrespective of the location of the customer engaging the Group’s services or location of the customer that the Group is interacting with.

	Revenue				Non-current assets
	2021	2021	2020	2019	December 31, 2021	December 31, 2020
	US$’000	S$’000	S$’000	S$’000	S$’000	S$’000
Singapore	106,524	143,989	121,062	96,175	11,238	5,427
Philippines	106,763	144,313	109,268	84,169	24,009	29,621
Malaysia	107,408	145,184	112,976	82,795	8,219	11,246
Thailand	52,951	71,574	54,185	41,445	11,692	11,317
China	8,635	11,671	11,500	16,099	1,868	2,606
Japan	22,814	30,838	22,759	9,008	5,670	836
Spain	5,179	7,000	2,973	574	2,486	2,449
India	67	90	—	—	4,005	3,745
Colombia	321	432	—	—	4,158	3,224
Romania	3	4	—	—	5	—
South Korea	76	103	—	—	56	—

	410,741	555,198	434,723	330,265	73,406	70,471

Summary of Major Customers
Information about major customers
During the year, the Group had revenue transactions with major customers that amounted to more than 10% of the Group’s revenue as follows:

	2021	2020	2019
	S$’000	S$’000	S$’000
Customer
A	237,595	160,625	100,988
B	104,629	102,003	116,550
C	62,830	54,585	40,832

	405,054	317,213	258,370